GENERAL AND ADMINISTRATION (Tables)	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATION
Schedule of General and Administrative Expenses

	Years ended December 31,
	2024 $	2023 $
General and administration	63,811	55,769
Workers' participation	587	241
	64,398	56,010
Share-based payments	11,687	8,063
General and administration	76,085	64,073